Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.1%)
U.S. Government Securities (5.1%)
	United States Treasury Note/Bond	0.500%	2/28/26	168,150	163,355
	United States Treasury Note/Bond	4.500%	7/15/26	25,426	25,627
[1]	United States Treasury Note/Bond	4.375%	8/15/26	46,310	46,648
	United States Treasury Note/Bond	3.750%	8/31/26	9,070	9,066
	United States Treasury Note/Bond	4.625%	9/15/26	4,000	4,046
	United States Treasury Note/Bond	4.625%	10/15/26	10,178	10,306
	United States Treasury Note/Bond	4.000%	1/15/27	5,000	5,027
	United States Treasury Note/Bond	4.125%	1/31/27	17,140	17,274
	United States Treasury Note/Bond	1.875%	2/28/27	27,954	27,086
	United States Treasury Note/Bond	4.125%	2/28/27	20,573	20,747
	United States Treasury Note/Bond	2.500%	3/31/27	13,602	13,321
	United States Treasury Note/Bond	4.500%	5/15/27	6,558	6,670
	United States Treasury Note/Bond	0.500%	5/31/27	45,000	42,209
	United States Treasury Note/Bond	2.750%	7/31/27	204,765	201,014
	United States Treasury Note/Bond	3.750%	8/15/27	24,891	24,976
	United States Treasury Note/Bond	0.375%	9/30/27	14,000	12,964
	United States Treasury Note/Bond	3.875%	10/15/27	22,994	23,147
	United States Treasury Note/Bond	0.500%	10/31/27	14,000	12,971
	United States Treasury Note/Bond	4.125%	10/31/27	21,700	21,974
	United States Treasury Note/Bond	4.125%	11/15/27	4,500	4,558
	United States Treasury Note/Bond	4.000%	12/15/27	400	404
	United States Treasury Note/Bond	0.625%	12/31/27	4,286	3,964
	United States Treasury Note/Bond	4.250%	1/15/28	90,257	91,773
	United States Treasury Note/Bond	4.250%	2/15/28	4,100	4,172
	United States Treasury Note/Bond	1.250%	5/31/28	48,300	45,009
	United States Treasury Note/Bond	3.625%	5/31/28	11,000	11,007
	United States Treasury Note/Bond	1.250%	6/30/28	9,779	9,095
	United States Treasury Note/Bond	4.125%	7/31/28	17,652	17,928
	United States Treasury Note/Bond	1.125%	8/31/28	10,831	9,989
	United States Treasury Note/Bond	4.375%	8/31/28	7,670	7,850
	United States Treasury Note/Bond	4.625%	9/30/28	6,400	6,605
	United States Treasury Note/Bond	4.875%	10/31/28	8,706	9,058
	United States Treasury Note/Bond	4.375%	11/30/28	15,000	15,367
[1]	United States Treasury Note/Bond	3.750%	12/31/28	13,704	13,754
	United States Treasury Note/Bond	1.750%	1/31/29	12,000	11,206
	United States Treasury Note/Bond	4.000%	1/31/29	6,100	6,174
	United States Treasury Note/Bond	1.875%	2/28/29	6,200	5,809
	United States Treasury Note/Bond	4.250%	2/28/29	8,822	9,009
	United States Treasury Note/Bond	2.375%	3/31/29	19,000	18,117
	United States Treasury Note/Bond	4.125%	3/31/29	4,601	4,679
	United States Treasury Note/Bond	2.875%	4/30/29	5,800	5,631
	United States Treasury Note/Bond	4.625%	4/30/29	15,700	16,256
	United States Treasury Note/Bond	2.750%	5/31/29	5,700	5,503
	United States Treasury Note/Bond	4.500%	5/31/29	14,300	14,747
[1]	United States Treasury Note/Bond	4.250%	6/30/29	18,200	18,598
[1]	United States Treasury Note/Bond	2.625%	7/31/29	18,700	17,929
	United States Treasury Note/Bond	4.000%	7/31/29	5,500	5,569
	United States Treasury Note/Bond	3.625%	8/31/29	5,200	5,189
	United States Treasury Note/Bond	3.500%	9/30/29	6,500	6,451
	United States Treasury Note/Bond	3.875%	9/30/29	19,600	19,742
	United States Treasury Note/Bond	4.000%	10/31/29	3,300	3,340
	United States Treasury Note/Bond	4.125%	10/31/29	18,400	18,728
	United States Treasury Note/Bond	3.875%	11/30/29	8,538	8,598
	United States Treasury Note/Bond	4.125%	11/30/29	4,100	4,175
	United States Treasury Note/Bond	3.875%	12/31/29	3,300	3,324
	United States Treasury Note/Bond	4.375%	12/31/29	4,000	4,114
	United States Treasury Note/Bond	3.500%	1/31/30	4,700	4,656
	United States Treasury Note/Bond	4.250%	1/31/30	4,000	4,093
	United States Treasury Note/Bond	4.000%	2/28/30	10,719	10,859
	United States Treasury Note/Bond	3.625%	3/31/30	4,500	4,479

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	3/31/30	3,300	3,341
[1]	United States Treasury Note/Bond	3.500%	4/30/30	14,812	14,653
	United States Treasury Note/Bond	3.750%	6/30/30	3,614	3,614
	United States Treasury Note/Bond	4.000%	7/31/30	5,506	5,569
	United States Treasury Note/Bond	4.125%	8/31/30	3,563	3,624
	United States Treasury Note/Bond	4.625%	9/30/30	1,763	1,835
	United States Treasury Note/Bond	4.375%	1/31/32	12,647	12,984
	United States Treasury Note/Bond	4.125%	2/29/32	12,585	12,733
	United States Treasury Note/Bond	3.125%	11/15/41	4,655	3,847
	United States Treasury Note/Bond	3.250%	5/15/42	1,017	849
	United States Treasury Note/Bond	3.375%	8/15/42	1,168	989
	United States Treasury Note/Bond	1.250%	5/15/50	8,675	4,218
	United States Treasury Note/Bond	4.500%	11/15/54	10,000	9,677
Total U.S. Government and Agency Obligations (Cost $1,241,107)					1,253,869
Corporate Bonds (87.3%)
Communications (12.4%)
[2]	Altice France SA	8.125%	2/1/27	225	206
[2]	Altice France SA	5.500%	1/15/28	23,225	19,215
[2]	Altice France SA	5.125%	7/15/29	72,832	59,492
[2]	Altice France SA	5.500%	10/15/29	26,310	21,505
[2]	AMC Networks Inc.	10.250%	1/15/29	4,410	4,560
	AMC Networks Inc.	4.250%	2/15/29	18,740	13,794
[2,3]	Banijay Entertainment SAS	7.000%	5/1/29	14,790	17,421
[2]	Banijay Entertainment SAS	8.125%	5/1/29	29,875	30,597
	Belo Corp.	7.750%	6/1/27	24,745	25,501
	Belo Corp.	7.250%	9/15/27	11,942	12,256
[2]	Cable One Inc.	4.000%	11/15/30	12,171	9,904
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	21,950	21,926
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/27	56,927	56,126
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	13,200	12,877
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	23,620	23,128
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	40,000	40,361
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	27,718	26,192
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	79,745	74,079
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	92,815	83,909
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/31	48,650	50,045
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/32	14,425	13,071
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	120,648	107,242
[2]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/34	31,575	26,568
[2]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/27	32,235	31,353
[2]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/28	37,075	38,433
[2]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/30	28,670	28,699
[2]	CSC Holdings LLC	5.500%	4/15/27	16,965	15,769
[2]	CSC Holdings LLC	11.250%	5/15/28	7,475	7,296
[2]	CSC Holdings LLC	11.750%	1/31/29	16,407	15,491
[2]	CSC Holdings LLC	4.125%	12/1/30	30,653	20,999
[2]	CSC Holdings LLC	3.375%	2/15/31	38,895	25,980
[2]	CSC Holdings LLC	4.500%	11/15/31	35,565	24,191
[2]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	89,367	86,401
[2]	DISH Network Corp.	11.750%	11/15/27	21,446	22,531
[2]	Frontier Communications Holdings LLC	5.000%	5/1/28	95,346	94,418
[2]	Frontier Communications Holdings LLC	8.625%	3/15/31	36,700	38,926
[2]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/29	63,390	59,124
[2]	Iliad Holding SASU	7.000%	10/15/28	42,275	42,781
[2,3]	Iliad Holding SASU	5.375%	4/15/30	7,665	8,858
[2]	Iliad Holding SASU	8.500%	4/15/31	56,530	59,626
[2]	Iliad Holding SASU	7.000%	4/15/32	20,000	20,258
[2]	Intelsat Jackson Holdings SA	6.500%	3/15/30	9,341	9,216
	Lamar Media Corp.	3.750%	2/15/28	30,000	28,595
	Lamar Media Corp.	4.875%	1/15/29	1,820	1,768
	Lamar Media Corp.	4.000%	2/15/30	67,275	62,884
	Lamar Media Corp.	3.625%	1/15/31	49,823	45,042
[2]	Level 3 Financing Inc.	3.625%	1/15/29	13,652	10,622
[2]	Level 3 Financing Inc.	10.500%	4/15/29	13,804	15,307
[2]	Level 3 Financing Inc.	4.875%	6/15/29	32,475	28,401
[2]	Level 3 Financing Inc.	3.875%	11/15/29	6,815	4,898
[2]	Level 3 Financing Inc.	11.000%	11/15/29	14,600	16,333
[2]	Level 3 Financing Inc.	4.500%	4/1/30	23,825	19,839
[2]	Level 3 Financing Inc.	10.500%	5/15/30	36,056	39,066

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Level 3 Financing Inc.	3.875%	10/15/30	6,000	4,738
[2]	Level 3 Financing Inc.	4.000%	4/15/31	6,175	4,814
[2,3]	Lorca Telecom Bondco SA	4.000%	9/18/27	33,475	37,875
[2]	Lumen Technologies Inc.	4.125%	4/15/29	34,054	32,260
[2]	Lumen Technologies Inc.	4.125%	4/15/30	12,696	11,883
[2]	Match Group Holdings II LLC	4.625%	6/1/28	16,238	15,626
[2]	Match Group Holdings II LLC	5.625%	2/15/29	2,985	2,927
[2]	Match Group Holdings II LLC	4.125%	8/1/30	12,653	11,440
[2]	Midcontinent Communications	8.000%	8/15/32	34,685	35,406
[2]	News Corp.	3.875%	5/15/29	22,770	21,418
[2]	Nexstar Media Inc.	5.625%	7/15/27	24,250	23,990
[2]	Nexstar Media Inc.	4.750%	11/1/28	9,930	9,347
[2,3]	Odido Group Holding BV	5.500%	1/15/30	11,925	13,386
[2,3]	Odido Holding BV	3.750%	1/15/29	33,365	37,045
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	21,296	20,895
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/29	9,700	9,034
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	38,896	36,027
[2]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	26,995	28,309
	Paramount Global	4.200%	6/1/29	8,800	8,486
	Paramount Global	7.875%	7/30/30	7,450	8,165
	Paramount Global	4.200%	5/19/32	15,150	13,579
	Paramount Global	6.875%	4/30/36	12,375	12,412
	Paramount Global	4.850%	7/1/42	9,895	7,628
	Paramount Global	4.375%	3/15/43	21,112	15,220
	Paramount Global	5.850%	9/1/43	6,795	5,768
	Paramount Global	6.250%	2/28/57	27,891	25,858
	Paramount Global	6.375%	3/30/62	33,700	32,397
[2]	ROBLOX Corp.	3.875%	5/1/30	92,140	85,204
	Rogers Communications Inc.	7.000%	4/15/55	8,895	8,934
	Rogers Communications Inc.	7.125%	4/15/55	13,335	13,274
[2]	Scripps Escrow II Inc.	3.875%	1/15/29	53,464	41,101
[2]	Scripps Escrow II Inc.	5.375%	1/15/31	5,590	3,178
[2]	Scripps Escrow Inc.	5.875%	7/15/27	28,385	22,451
[2]	Sirius XM Radio LLC	3.125%	9/1/26	3,695	3,598
[2]	Sirius XM Radio LLC	4.000%	7/15/28	13,400	12,622
[2]	Sirius XM Radio LLC	4.125%	7/1/30	17,170	15,360
[2]	Sirius XM Radio LLC	3.875%	9/1/31	2,680	2,299
[2]	Sunrise FinCo I BV	4.875%	7/15/31	53,029	48,428
[2]	Sunrise HoldCo IV BV	5.500%	1/15/28	79,092	77,614
	TEGNA Inc.	4.625%	3/15/28	14,555	13,911
	TEGNA Inc.	5.000%	9/15/29	22,590	21,089
	Telecom Italia Capital SA	6.375%	11/15/33	1,185	1,185
	Telecom Italia Capital SA	6.000%	9/30/34	1,358	1,312
	Telecom Italia Capital SA	7.200%	7/18/36	14,633	14,995
	Telecom Italia Capital SA	7.721%	6/4/38	7,265	7,576
[2,3]	United Group BV	6.500%	10/31/31	59,505	68,531
[2]	Univision Communications Inc.	8.000%	8/15/28	2,502	2,433
[2]	Univision Communications Inc.	4.500%	5/1/29	19,410	16,665
[2]	Univision Communications Inc.	7.375%	6/30/30	19,610	17,877
[2]	Univision Communications Inc.	8.500%	7/31/31	105,346	99,610
[2]	Virgin Media Finance plc	5.000%	7/15/30	1,470	1,288
[2]	Virgin Media Secured Finance plc	5.500%	5/15/29	43,280	41,686
[2]	Virgin Media Secured Finance plc	4.500%	8/15/30	35,142	31,496
[2]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	6,825	6,600
[2]	Vmed O2 UK Financing I plc	4.250%	1/31/31	72,755	63,452
[2]	VZ Secured Financing BV	5.000%	1/15/32	58,570	51,084
[2]	Ziggo BV	4.875%	1/15/30	62,395	57,308
					3,011,174
Consumer Discretionary (14.9%)
[2]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	55,097	52,970
[2]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	4,950	4,794
[2]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	11,215	10,494
[2]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	44,615	45,395
[2]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	38,180	38,100
[2]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	133,629	121,651
[2]	Adient Global Holdings Ltd.	8.250%	4/15/31	7,900	7,822
[2]	Adient Global Holdings Ltd.	7.500%	2/15/33	33,515	31,760
[2]	Amer Sports Co.	6.750%	2/16/31	33,960	34,369
	American Axle & Manufacturing Inc.	5.000%	10/1/29	23,021	20,197

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	21,419	20,697
[2]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	46,432	42,802
	Asbury Automotive Group Inc.	4.500%	3/1/28	22,880	22,178
[2]	Asbury Automotive Group Inc.	4.625%	11/15/29	28,425	26,762
	Asbury Automotive Group Inc.	4.750%	3/1/30	11,463	10,717
[2]	Asbury Automotive Group Inc.	5.000%	2/15/32	35,440	32,289
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	6.625%	1/15/28	3,335	3,326
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/29	5,580	5,175
[2]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/30	34,479	31,648
	Bath & Body Works Inc.	6.694%	1/15/27	17,487	17,812
	Bath & Body Works Inc.	5.250%	2/1/28	1,550	1,535
[2]	Bath & Body Works Inc.	6.625%	10/1/30	30,300	30,851
	Bath & Body Works Inc.	6.875%	11/1/35	5,565	5,594
	Bath & Body Works Inc.	6.750%	7/1/36	700	689
[2]	Beacon Roofing Supply Inc.	6.750%	4/30/32	40,390	40,497
[2,3]	Belron UK Finance plc	4.625%	10/15/29	9,095	10,426
[2]	Belron UK Finance plc	5.750%	10/15/29	51,030	50,921
[2,3]	Bertrand Franchise Finance SAS	6.500%	7/18/30	10,475	12,308
[2,3,4]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.986%	7/18/30	11,615	13,096
	Boyd Gaming Corp.	4.750%	12/1/27	97,985	96,057
[2]	Boyd Gaming Corp.	4.750%	6/15/31	14,505	13,532
[2]	Builders FirstSource Inc.	5.000%	3/1/30	8,300	7,971
[2]	Builders FirstSource Inc.	4.250%	2/1/32	33,750	30,425
[2]	Builders FirstSource Inc.	6.375%	3/1/34	31,575	31,381
[2]	Caesars Entertainment Inc.	8.125%	7/1/27	25,174	25,240
[2]	Caesars Entertainment Inc.	4.625%	10/15/29	44,790	41,395
[2]	Caesars Entertainment Inc.	7.000%	2/15/30	105,010	107,600
[2]	Caesars Entertainment Inc.	6.500%	2/15/32	22,105	22,227
[2]	Caesars Entertainment Inc.	6.000%	10/15/32	51,235	48,298
[2]	Carnival Corp.	5.750%	3/1/27	22,955	22,881
[2]	Carnival Corp.	4.000%	8/1/28	79,855	76,238
[2]	Carnival Corp.	6.000%	5/1/29	12,579	12,502
[2]	Carnival Corp.	7.000%	8/15/29	10,405	10,861
[2]	Carnival Corp.	5.750%	3/15/30	23,330	23,197
	Century Communities Inc.	6.750%	6/1/27	9,993	9,993
[2]	Century Communities Inc.	3.875%	8/15/29	34,362	30,742
[2]	Champ Acquisition Corp.	8.375%	12/1/31	4,038	4,266
[2]	Churchill Downs Inc.	5.500%	4/1/27	5,802	5,753
[2]	Churchill Downs Inc.	4.750%	1/15/28	8,415	8,155
[2]	Churchill Downs Inc.	5.750%	4/1/30	34,716	33,965
[2]	Churchill Downs Inc.	6.750%	5/1/31	4,860	4,911
[2]	Cinemark USA Inc.	5.250%	7/15/28	39,770	39,095
[2]	Cinemark USA Inc.	7.000%	8/1/32	13,935	14,254
[2]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	5,181	5,181
[2]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	15,445	15,513
[2]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/28	28,505	28,984
[2]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	18,000	18,321
	Dana Inc.	5.625%	6/15/28	4,668	4,626
	Dana Inc.	4.250%	9/1/30	7,020	6,468
	Dana Inc.	4.500%	2/15/32	12,495	11,227
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,945	9,821
	Ford Motor Credit Co. LLC	4.389%	1/8/26	2,975	2,943
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,162
[2]	Forvia SE	8.000%	6/15/30	40,700	40,548
[2]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	26,406	26,341
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	5,685	5,606
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	62,503	59,479
	Goodyear Tire & Rubber Co.	5.250%	4/30/31	20,075	18,716
	Goodyear Tire & Rubber Co.	5.250%	7/15/31	405	378
	Goodyear Tire & Rubber Co.	5.625%	4/30/33	45,992	42,501
	Griffon Corp.	5.750%	3/1/28	14,690	14,491
[2]	Hanesbrands Inc.	9.000%	2/15/31	24,373	25,269
[2]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	9,746	9,751
[2]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	3,156	3,190
[2]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	13,415	12,649
[2]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	20,495	20,552
	KB Home	4.800%	11/15/29	15,825	15,279
	KB Home	7.250%	7/15/30	5,000	5,111
	KB Home	4.000%	6/15/31	38,745	35,017
[2]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	24,360	24,304

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	LBM Acquisition LLC	6.250%	1/15/29	27,450	24,052
[2]	LCM Investments Holdings II LLC	4.875%	5/1/29	14,550	13,756
[2]	LCM Investments Holdings II LLC	8.250%	8/1/31	40,700	42,622
[2]	Light & Wonder International Inc.	7.000%	5/15/28	20,020	20,028
[2]	Lithia Motors Inc.	4.625%	12/15/27	57,445	55,757
[2]	Lithia Motors Inc.	3.875%	6/1/29	3,463	3,215
[2]	Lithia Motors Inc.	4.375%	1/15/31	17,655	16,215
[2]	Live Nation Entertainment Inc.	3.750%	1/15/28	8,085	7,755
[2]	Melco Resorts Finance Ltd.	4.875%	6/6/25	16,555	16,518
[2]	Melco Resorts Finance Ltd.	7.625%	4/17/32	7,365	7,081
[2]	MGM China Holdings Ltd.	7.125%	6/26/31	9,610	9,664
	MGM Resorts International	6.500%	4/15/32	10,150	10,003
[2]	Michaels Cos. Inc.	5.250%	5/1/28	5,865	3,073
[2]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	9,025	8,995
[2]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/30	8,272	7,451
[2]	NCL Corp. Ltd.	8.125%	1/15/29	21,835	22,828
[2]	NCL Corp. Ltd.	7.750%	2/15/29	15,895	16,410
[2]	NCL Corp. Ltd.	6.750%	2/1/32	41,775	40,786
[2]	NCL Finance Ltd.	6.125%	3/15/28	1,880	1,866
	Newell Brands Inc.	5.700%	4/1/26	723	714
	Newell Brands Inc.	6.375%	9/15/27	15,688	15,349
	Newell Brands Inc.	6.625%	9/15/29	23,782	22,427
	Newell Brands Inc.	6.375%	5/15/30	27,820	25,340
	Newell Brands Inc.	6.625%	5/15/32	21,415	19,212
	Newell Brands Inc.	6.875%	4/1/36	5,543	4,827
	Newell Brands Inc.	7.000%	4/1/46	11,101	8,579
[2]	Nissan Motor Co. Ltd.	4.810%	9/17/30	18,110	16,731
[2]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/30	8,960	8,630
[2]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	35,261	33,661
[2]	Phinia Inc.	6.625%	10/15/32	9,420	9,243
[2]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/33	9,435	9,327
[2]	Royal Caribbean Cruises Ltd.	4.250%	7/1/26	11,360	11,194
[2]	Royal Caribbean Cruises Ltd.	5.500%	8/31/26	91,380	91,496
[2]	Royal Caribbean Cruises Ltd.	5.375%	7/15/27	19,070	19,044
[2]	Royal Caribbean Cruises Ltd.	5.500%	4/1/28	19,315	19,294
[2]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	19,135	19,003
[2]	Royal Caribbean Cruises Ltd.	6.250%	3/15/32	18,155	18,437
[2]	Saks Global Enterprises LLC	11.000%	12/15/29	12,350	7,480
	Sands China Ltd.	5.400%	8/8/28	4,775	4,699
	Service Corp. International	4.625%	12/15/27	15,770	15,527
	Service Corp. International	5.125%	6/1/29	39,290	38,916
	Service Corp. International	3.375%	8/15/30	28,585	25,649
	Service Corp. International	4.000%	5/15/31	58,730	53,648
[2]	Six Flags Entertainment Corp.	7.250%	5/15/31	4,700	4,765
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	19,805	19,700
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/29	45,036	42,924
[2]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/32	48,110	48,551
[2]	Somnigroup International Inc.	3.875%	10/15/31	19,802	17,408
[2]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	38,311	36,797
[2]	Studio City Finance Ltd.	6.500%	1/15/28	5,440	5,223
[2]	Studio City Finance Ltd.	5.000%	1/15/29	17,732	15,602
[2]	Taylor Morrison Communities Inc.	5.875%	6/15/27	5,967	6,000
[2]	Taylor Morrison Communities Inc.	5.125%	8/1/30	23,777	23,041
	Under Armour Inc.	3.250%	6/15/26	42,005	40,740
[2]	Vail Resorts Inc.	6.500%	5/15/32	28,705	29,072
[2]	Victoria's Secret & Co.	4.625%	7/15/29	20,606	17,937
[2]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/29	14,125	14,386
[2]	Viking Cruises Ltd.	5.875%	9/15/27	14,450	14,386
[2]	Viking Cruises Ltd.	7.000%	2/15/29	4,625	4,639
[2]	Viking Cruises Ltd.	9.125%	7/15/31	31,220	33,381
[2]	Wand NewCo 3 Inc.	7.625%	1/30/32	44,120	45,512
[2]	Wayfair LLC	7.250%	10/31/29	28,065	25,641
[2]	Wayfair LLC	7.750%	9/15/30	39,975	36,618
[2]	William Carter Co.	5.625%	3/15/27	8,018	7,799
[2]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/27	50,165	49,676
[2]	Wynn Macau Ltd.	5.500%	1/15/26	33,890	33,673
[2]	Wynn Macau Ltd.	5.500%	10/1/27	27,375	26,630
[2]	Wynn Macau Ltd.	5.625%	8/26/28	26,057	24,883
[2]	Wynn Macau Ltd.	5.125%	12/15/29	68,653	63,031
[2]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/29	6,697	6,464

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/31	50,860	52,497
[2]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/33	25,645	24,813
[2]	Yum! Brands Inc.	4.750%	1/15/30	39,610	38,474
	Yum! Brands Inc.	3.625%	3/15/31	43,307	39,097
	Yum! Brands Inc.	4.625%	1/31/32	14,640	13,792
					3,634,896
Consumer Staples (3.5%)
[2]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	12,300	12,498
	B&G Foods Inc.	5.250%	9/15/27	36,025	33,827
[2]	B&G Foods Inc.	8.000%	9/15/28	34,675	34,392
[2,3]	Darling Global Finance BV	3.625%	5/15/26	8,595	9,702
[2]	Darling Ingredients Inc.	5.250%	4/15/27	8,820	8,722
[2]	Darling Ingredients Inc.	6.000%	6/15/30	13,430	13,393
[2]	Energizer Holdings Inc.	4.750%	6/15/28	61,896	59,714
[2]	Energizer Holdings Inc.	4.375%	3/31/29	71,101	66,393
[2]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	33,526	34,332
[2]	Lamb Weston Holdings Inc.	4.875%	5/15/28	5,974	5,897
[2]	Lamb Weston Holdings Inc.	4.125%	1/31/30	32,663	30,659
[2]	Opal Bidco SAS	6.500%	3/31/32	15,690	15,708
[2]	Performance Food Group Inc.	5.500%	10/15/27	100,310	99,601
[2]	Performance Food Group Inc.	4.250%	8/1/29	49,979	47,300
[2]	Performance Food Group Inc.	6.125%	9/15/32	23,155	23,241
[2,3]	Picard Groupe SAS	6.375%	7/1/29	35,610	41,978
[3]	Picard Groupe SAS	6.375%	7/1/29	3,500	4,126
[2]	Post Holdings Inc.	5.500%	12/15/29	25,310	24,850
[2]	Post Holdings Inc.	4.625%	4/15/30	45,559	43,029
[2]	Post Holdings Inc.	4.500%	9/15/31	30,840	28,066
[2]	Post Holdings Inc.	6.250%	2/15/32	20,230	20,406
[2]	Post Holdings Inc.	6.375%	3/1/33	15,596	15,453
[2]	Prestige Brands Inc.	5.125%	1/15/28	27,925	27,669
[2]	Prestige Brands Inc.	3.750%	4/1/31	8,998	8,128
[2]	US Foods Inc.	6.875%	9/15/28	2,254	2,314
[2]	US Foods Inc.	4.750%	2/15/29	18,593	18,065
[2]	US Foods Inc.	4.625%	6/1/30	13,663	13,017
[2]	US Foods Inc.	7.250%	1/15/32	11,670	12,220
[2]	US Foods Inc.	5.750%	4/15/33	27,060	26,548
	Walgreens Boots Alliance Inc.	8.125%	8/15/29	46,075	47,907
	Walgreens Boots Alliance Inc.	3.200%	4/15/30	10,000	9,410
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	3,708	3,425
					841,990
Energy (10.5%)
[2]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	5,552	5,537
[2]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/28	7,782	7,732
[2]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/29	12,375	12,083
[2]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	45,435	45,887
[2]	APA Corp.	4.875%	11/15/27	12,460	12,193
[2]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/32	42,805	42,262
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	11,960	11,901
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	24,248	24,696
[2]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	8,998	9,226
	Buckeye Partners LP	3.950%	12/1/26	21,628	21,085
	Buckeye Partners LP	4.125%	12/1/27	27,120	26,056
[2]	Buckeye Partners LP	4.500%	3/1/28	82,078	79,229
[2]	Buckeye Partners LP	6.875%	7/1/29	28,275	28,809
[2]	Buckeye Partners LP	6.750%	2/1/30	29,000	29,478
	Buckeye Partners LP	5.850%	11/15/43	16,000	13,433
[2]	Chord Energy Corp.	6.750%	3/15/33	8,850	8,618
[2]	Civitas Resources Inc.	8.375%	7/1/28	16,160	15,876
[2]	Civitas Resources Inc.	8.625%	11/1/30	8,197	7,918
[2]	Civitas Resources Inc.	8.750%	7/1/31	12,540	11,910
[2]	CNX Resources Corp.	6.000%	1/15/29	6,825	6,610
[2]	CNX Resources Corp.	7.375%	1/15/31	16,440	16,458
[2]	CNX Resources Corp.	7.250%	3/1/32	17,935	17,932
	Continental Resources Inc.	4.375%	1/15/28	21,625	21,104
[2]	Continental Resources Inc.	5.750%	1/15/31	1,730	1,705
[2]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	37,555	35,900
[2]	DT Midstream Inc.	4.125%	6/15/29	86,159	80,843
[2]	DT Midstream Inc.	4.375%	6/15/31	89,610	82,672
[2]	Enerflex Ltd.	9.000%	10/15/27	43,976	45,011

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	EQT Corp.	7.500%	6/1/27	4,155	4,223
[2]	EQT Corp.	4.500%	1/15/29	24,649	23,895
[2]	EQT Corp.	7.500%	6/1/30	1,730	1,860
[2]	EQT Corp.	4.750%	1/15/31	45,847	44,261
[2,5]	Excelerate Energy LP	8.000%	5/15/30	11,460	11,633
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/28	5,825	5,803
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/29	23,490	23,893
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	2,935	2,861
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	12,015	11,688
[2]	Hess Midstream Operations LP	6.500%	6/1/29	12,033	12,220
[2]	Kinetik Holdings LP	6.625%	12/15/28	21,780	21,942
[2]	Kinetik Holdings LP	5.875%	6/15/30	4,441	4,341
[2]	Matador Resources Co.	6.875%	4/15/28	40,975	40,745
[2]	Matador Resources Co.	6.500%	4/15/32	27,887	26,850
[2]	Matador Resources Co.	6.250%	4/15/33	41,843	39,311
[2]	Noble Finance II LLC	8.000%	4/15/30	88,030	83,784
[2]	Northriver Midstream Finance LP	6.750%	7/15/32	57,185	56,811
	ONEOK Inc.	4.150%	6/1/25	23,340	23,295
	ONEOK Inc.	4.850%	7/15/26	18,069	18,068
	Ovintiv Inc.	7.200%	11/1/31	2,757	2,912
	Ovintiv Inc.	7.375%	11/1/31	26,708	28,636
	Ovintiv Inc.	6.500%	8/15/34	10,685	10,580
[2]	Permian Resources Operating LLC	5.375%	1/15/26	2,655	2,639
[2]	Permian Resources Operating LLC	8.000%	4/15/27	26,745	27,200
[2]	Permian Resources Operating LLC	5.875%	7/1/29	65,194	63,687
[2]	Permian Resources Operating LLC	9.875%	7/15/31	11,632	12,585
[2]	Permian Resources Operating LLC	7.000%	1/15/32	36,330	36,613
[2]	Permian Resources Operating LLC	6.250%	2/1/33	31,250	30,539
	Range Resources Corp.	8.250%	1/15/29	31,447	32,194
[2]	Range Resources Corp.	4.750%	2/15/30	66,366	62,751
[2]	Rockies Express Pipeline LLC	4.950%	7/15/29	4,050	3,874
[2]	Rockies Express Pipeline LLC	4.800%	5/15/30	3,250	3,045
[2]	Rockies Express Pipeline LLC	6.750%	3/15/33	38,555	39,235
[2]	Rockies Express Pipeline LLC	7.500%	7/15/38	4,100	4,025
[2]	Seadrill Finance Ltd.	8.375%	8/1/30	2,890	2,722
	SM Energy Co.	6.750%	9/15/26	19,200	19,041
	SM Energy Co.	6.625%	1/15/27	1,295	1,272
	SM Energy Co.	6.500%	7/15/28	17,875	17,132
[2]	SM Energy Co.	6.750%	8/1/29	28,505	26,646
[2]	SM Energy Co.	7.000%	8/1/32	35,135	32,397
[2]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	22,138	21,785
[2]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	6,785	6,773
[2]	Sunoco LP	7.000%	5/1/29	15,350	15,782
[2]	Sunoco LP	7.250%	5/1/32	14,320	14,836
[2]	Sunoco LP	6.250%	7/1/33	29,900	29,870
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	60,590	60,358
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	11,360	11,303
[2]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/28	9,705	9,939
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	32,920	31,205
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/30	46,445	43,714
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	33,162	33,045
[2]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	13,022	12,131
[2]	Transocean Inc.	8.250%	5/15/29	5,985	4,833
[2]	Transocean Inc.	8.750%	2/15/30	70,180	68,486
[2]	Transocean Inc.	8.500%	5/15/31	26,160	20,348
[2]	Transocean Titan Financing Ltd.	8.375%	2/1/28	4,758	4,713
	USA Compression Partners LP / USA Compression Finance Corp.	6.875%	9/1/27	14,200	14,091
[2]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/29	49,312	49,777
[2]	Valaris Ltd.	8.375%	4/30/30	31,576	29,557
[2]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	48,450	44,443
[2]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	31,698	31,768
[2]	Venture Global Calcasieu Pass LLC	4.125%	8/15/31	44,080	39,647
[2]	Venture Global Calcasieu Pass LLC	3.875%	11/1/33	21,215	17,891
[2]	Venture Global LNG Inc.	9.500%	2/1/29	46,548	48,232
[2]	Venture Global LNG Inc.	7.000%	1/15/30	11,395	10,737
[2]	Venture Global LNG Inc.	8.375%	6/1/31	26,587	25,629
[2]	Venture Global LNG Inc.	9.875%	2/1/32	25,225	25,653
[2]	Venture Global Plaquemines LNG LLC	7.500%	5/1/33	8,115	8,330
[2]	Venture Global Plaquemines LNG LLC	7.750%	5/1/35	8,435	8,662
[2]	Viper Energy Inc.	7.375%	11/1/31	11,625	12,086

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Vital Energy Inc.	7.750%	7/31/29	24,115	20,326
[2]	Vital Energy Inc.	7.875%	4/15/32	103,980	80,305
[2]	Weatherford International Ltd.	8.625%	4/30/30	55,350	54,854
					2,550,482
Financials (10.3%)
[2]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/29	44,800	45,875
[2]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	70,600	66,008
[2]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/29	16,365	15,627
[2]	AerCap Global Aviation Trust	6.500%	6/15/45	99,685	99,762
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	9,650	9,318
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	38,525	38,765
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/31	16,850	17,093
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/31	43,470	43,412
[2]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/32	17,288	17,440
[2]	AmWINS Group Inc.	6.375%	2/15/29	17,235	17,427
[2]	AmWINS Group Inc.	4.875%	6/30/29	3,609	3,436
	Block Inc.	2.750%	6/1/26	55,353	54,023
[2]	Block Inc.	6.500%	5/15/32	95,780	97,954
[2]	Boost Newco Borrower LLC	7.500%	1/15/31	52,025	54,864
[2]	Credit Acceptance Corp.	9.250%	12/15/28	34,155	36,155
[2]	Credit Acceptance Corp.	6.625%	3/15/30	59,650	58,731
[2]	Fair Isaac Corp.	4.000%	6/15/28	27,367	26,284
[2]	FirstCash Inc.	4.625%	9/1/28	28,015	27,208
[2]	FirstCash Inc.	5.625%	1/1/30	19,515	19,176
[2]	FirstCash Inc.	6.875%	3/1/32	13,625	13,940
[2]	Focus Financial Partners LLC	6.750%	9/15/31	72,505	72,902
[2]	Freedom Mortgage Corp.	7.625%	5/1/26	12,095	12,068
[2]	Freedom Mortgage Corp.	6.625%	1/15/27	30,185	29,973
[2]	Freedom Mortgage Corp.	12.000%	10/1/28	23,350	24,998
[2]	Freedom Mortgage Corp.	12.250%	10/1/30	30,790	33,880
[2]	Freedom Mortgage Holdings LLC	9.250%	2/1/29	15,641	15,953
[2]	Freedom Mortgage Holdings LLC	9.125%	5/15/31	6,625	6,704
[2]	Freedom Mortgage Holdings LLC	8.375%	4/1/32	31,170	30,472
[2]	GGAM Finance Ltd.	8.000%	2/15/27	33,258	34,121
[2]	GGAM Finance Ltd.	8.000%	6/15/28	35,368	37,010
[2]	GGAM Finance Ltd.	6.875%	4/15/29	19,110	19,523
[2]	GGAM Finance Ltd.	5.875%	3/15/30	16,505	16,393
[2]	goeasy Ltd.	9.250%	12/1/28	20,735	21,714
[2]	goeasy Ltd.	7.625%	7/1/29	29,975	30,217
[2]	goeasy Ltd.	6.875%	5/15/30	9,785	9,546
[2]	goeasy Ltd.	7.375%	10/1/30	29,500	28,991
[2]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	40,105	41,208
[2]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	30,388	30,810
[2]	HUB International Ltd.	5.625%	12/1/29	15,065	14,748
[2]	HUB International Ltd.	7.250%	6/15/30	67,225	69,723
[2]	HUB International Ltd.	7.375%	1/31/32	16,565	17,067
[2]	Intesa Sanpaolo SpA	5.710%	1/15/26	37,425	37,435
[2]	Intesa Sanpaolo SpA	4.198%	6/1/32	9,050	8,122
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	1,953	1,945
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	14,704	14,336
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	16,588	15,884
[2]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	17,130	17,687
[2]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/28	35,580	35,333
[2]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/29	13,955	14,190
[2]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	92,932	92,952
[2]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/31	36,298	36,401
[2]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	27,852	28,892
	Navient Corp.	6.750%	6/15/26	910	918
	Navient Corp.	4.875%	3/15/28	6,790	6,524
	Navient Corp.	5.500%	3/15/29	39,865	37,764
	Navient Corp.	9.375%	7/25/30	7,152	7,603
	Navient Corp.	5.625%	8/1/33	6,576	5,634
	OneMain Finance Corp.	7.125%	3/15/26	21,571	21,771
	OneMain Finance Corp.	3.500%	1/15/27	20,735	19,850
	OneMain Finance Corp.	6.625%	1/15/28	18,790	18,928
	OneMain Finance Corp.	3.875%	9/15/28	47,215	43,691
	OneMain Finance Corp.	9.000%	1/15/29	25,104	26,246
	OneMain Finance Corp.	6.625%	5/15/29	30,170	30,290
	OneMain Finance Corp.	4.000%	9/15/30	21,800	19,311

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	OneMain Finance Corp.	6.750%	3/15/32	32,675	32,043
[2]	Panther Escrow Issuer LLC	7.125%	6/1/31	83,855	86,068
[2]	PennyMac Financial Services Inc.	5.375%	10/15/25	38,913	38,734
[2]	PennyMac Financial Services Inc.	4.250%	2/15/29	30,140	28,163
[2]	PennyMac Financial Services Inc.	7.875%	12/15/29	10,660	11,113
[2]	PennyMac Financial Services Inc.	7.125%	11/15/30	24,620	25,094
[2]	PennyMac Financial Services Inc.	5.750%	9/15/31	3,885	3,701
[2]	PennyMac Financial Services Inc.	6.875%	2/15/33	23,215	23,205
	Radian Group Inc.	4.875%	3/15/27	22,275	22,182
[2]	Rfna LP	7.875%	2/15/30	48,500	47,662
[2]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	33,381	32,225
[2]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/29	20,840	19,425
[2]	Ryan Specialty LLC	5.875%	8/1/32	21,807	21,578
[2]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/32	72,535	73,569
[2]	Starwood Property Trust Inc.	7.250%	4/1/29	3,968	4,118
[2]	Starwood Property Trust Inc.	6.000%	4/15/30	17,280	17,128
[2]	Starwood Property Trust Inc.	6.500%	10/15/30	7,120	7,182
[2]	United Wholesale Mortgage LLC	5.500%	11/15/25	19,920	19,827
[2]	United Wholesale Mortgage LLC	5.750%	6/15/27	18,225	17,979
[2]	United Wholesale Mortgage LLC	5.500%	4/15/29	7,250	7,030
[2]	USI Inc.	7.500%	1/15/32	9,620	9,959
[2]	UWM Holdings LLC	6.625%	2/1/30	45,270	44,857
[2]	WEX Inc.	6.500%	3/15/33	8,760	8,522
					2,503,590
Health Care (7.3%)
[2]	1261229 BC Ltd.	10.000%	4/15/32	108,952	106,760
[2]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	38,797	37,974
[2]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	24,622	23,273
[2]	Acadia Healthcare Co. Inc.	7.375%	3/15/33	24,445	24,474
[2,3]	Avantor Funding Inc.	2.625%	11/1/25	18,210	20,469
[2]	Avantor Funding Inc.	4.625%	7/15/28	40,965	39,511
[2]	Bausch & Lomb Corp.	8.375%	10/1/28	57,872	60,358
[2]	Charles River Laboratories International Inc.	4.250%	5/1/28	16,625	15,817
[2]	Charles River Laboratories International Inc.	3.750%	3/15/29	18,975	17,377
[2]	CHS / Community Health Systems Inc.	5.625%	3/15/27	85,570	83,434
[2]	CHS / Community Health Systems Inc.	6.000%	1/15/29	14,314	13,351
[2]	CHS / Community Health Systems Inc.	5.250%	5/15/30	22,465	19,174
[2]	CHS / Community Health Systems Inc.	4.750%	2/15/31	26,325	21,736
[2]	CHS / Community Health Systems Inc.	10.875%	1/15/32	71,218	73,557
	CVS Health Corp.	6.750%	12/10/54	13,000	12,935
	CVS Health Corp.	7.000%	3/10/55	56,100	56,759
[2]	DaVita Inc.	4.625%	6/1/30	11,017	10,246
[2]	DaVita Inc.	3.750%	2/15/31	34,490	30,308
[2]	DaVita Inc.	6.875%	9/1/32	18,165	18,332
[2]	Endo Finance Holdings Inc.	8.500%	4/15/31	59,537	61,906
[2,3]	Grifols SA	2.250%	11/15/27	25,130	27,318
[2,3]	Grifols SA	3.875%	10/15/28	23,491	24,918
[2]	Grifols SA	4.750%	10/15/28	17,445	16,242
[2,3]	Grifols SA	7.125%	5/1/30	13,025	15,209
	HCA Inc.	5.875%	2/15/26	2,245	2,251
	HCA Inc.	5.875%	2/1/29	16,720	17,266
[2]	Hologic Inc.	3.250%	2/15/29	45,365	42,347
[2]	IQVIA Inc.	5.000%	10/15/26	41,558	41,306
[2]	IQVIA Inc.	5.000%	5/15/27	37,857	37,557
[2,3]	IQVIA Inc.	2.250%	1/15/28	16,920	18,443
[2,3]	IQVIA Inc.	2.875%	6/15/28	13,045	14,352
[2]	Jazz Securities DAC	4.375%	1/15/29	22,850	21,696
[2]	LifePoint Health Inc.	11.000%	10/15/30	10,888	11,924
[2]	Medline Borrower LP	3.875%	4/1/29	119,972	111,913
[2]	Medline Borrower LP	5.250%	10/1/29	68,734	65,312
[2]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20,930	21,096
[2]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	29,341	27,677
[2]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	5,238	4,945
[2,3]	Rossini Sarl	6.750%	12/31/29	28,280	33,296
[3]	Rossini Sarl	6.750%	12/31/29	3,500	4,121
[2]	Star Parent Inc.	9.000%	10/1/30	73,017	73,872
[2]	Surgery Center Holdings Inc.	7.250%	4/15/32	19,576	19,530
[2]	Teleflex Inc.	4.250%	6/1/28	34,312	32,844
	Tenet Healthcare Corp.	5.125%	11/1/27	8,670	8,600

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tenet Healthcare Corp.	4.625%	6/15/28	19,080	18,575
	Tenet Healthcare Corp.	6.125%	10/1/28	27,563	27,502
	Tenet Healthcare Corp.	4.250%	6/1/29	10,405	9,918
	Tenet Healthcare Corp.	4.375%	1/15/30	27,970	26,521
	Tenet Healthcare Corp.	6.125%	6/15/30	56,250	56,504
	Tenet Healthcare Corp.	6.750%	5/15/31	58,245	59,720
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	61,848	59,762
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	8,850	8,682
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	35,135	35,919
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10,582	10,282
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/29	5,480	5,864
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/31	5,725	6,304
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	12,560	8,899
					1,776,238
Industrials (7.9%)
[2]	Air Canada	3.875%	8/15/26	50,323	49,396
[2]	Allied Universal Holdco LLC	7.875%	2/15/31	31,200	31,877
[2]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	1,785	1,710
[2]	Allison Transmission Inc.	4.750%	10/1/27	1,940	1,909
[2]	Allison Transmission Inc.	5.875%	6/1/29	2,340	2,336
[2]	Allison Transmission Inc.	3.750%	1/30/31	1,461	1,313
[2]	American Airlines Inc.	7.250%	2/15/28	10,312	10,182
[2]	American Airlines Inc.	8.500%	5/15/29	31,321	31,910
[2]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	8,324	8,272
[2]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	47,544	46,080
[2]	Aramark Services Inc.	5.000%	2/1/28	40,167	39,535
[2]	Arcosa Inc.	6.875%	8/15/32	5,592	5,697
[2]	Atkore Inc.	4.250%	6/1/31	12,665	11,247
[2]	Axon Enterprise Inc.	6.125%	3/15/30	6,630	6,762
[2]	Axon Enterprise Inc.	6.250%	3/15/33	6,190	6,317
[2]	Bombardier Inc.	8.750%	11/15/30	11,350	12,172
[2]	Bombardier Inc.	7.250%	7/1/31	11,740	12,038
[2]	Bombardier Inc.	7.000%	6/1/32	8,925	9,021
[2]	BWX Technologies Inc.	4.125%	6/30/28	29,906	28,819
[2]	BWX Technologies Inc.	4.125%	4/15/29	48,969	46,520
[2]	Chart Industries Inc.	7.500%	1/1/30	6,290	6,537
[2]	Chart Industries Inc.	9.500%	1/1/31	8,690	9,265
[2]	Clean Harbors Inc.	4.875%	7/15/27	48,605	47,874
[2]	Clean Harbors Inc.	5.125%	7/15/29	25,851	25,338
[2]	Clean Harbors Inc.	6.375%	2/1/31	20,716	21,041
[2]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/30	103,705	105,272
[2]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/31	13,110	13,380
[2]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	76,831	71,204
[2]	Garda World Security Corp.	4.625%	2/15/27	2,211	2,172
[2]	Garda World Security Corp.	7.750%	2/15/28	8,230	8,496
[2]	Garda World Security Corp.	8.250%	8/1/32	21,672	21,350
[2]	Gates Corp.	6.875%	7/1/29	11,118	11,298
[2]	Genesee & Wyoming Inc.	6.250%	4/15/32	17,975	18,206
[2]	Goat Holdco LLC	6.750%	2/1/32	46,040	45,151
[2]	Herc Holdings Inc.	5.500%	7/15/27	87,297	86,338
[2]	Herc Holdings Inc.	6.625%	6/15/29	8,785	8,678
[2]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	87,191	80,358
[2]	Mueller Water Products Inc.	4.000%	6/15/29	2,375	2,225
[2,3]	Q-Park Holding I BV	2.000%	3/1/27	17,590	19,445
[2,3]	Q-Park Holding I BV	5.125%	3/1/29	19,705	22,861
[2]	Raven Acquisition Holdings LLC	6.875%	11/15/31	51,950	50,791
[2]	Reworld Holding Corp.	4.875%	12/1/29	46,985	43,887
[2]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	9,610	9,124
	Spirit AeroSystems Inc.	3.850%	6/15/26	1,960	1,928
[2]	Spirit AeroSystems Inc.	9.375%	11/30/29	49,951	53,271
[2]	Spirit AeroSystems Inc.	9.750%	11/15/30	42,100	46,659
[2]	Stonepeak Nile Parent LLC	7.250%	3/15/32	2,430	2,467
[2]	Terex Corp.	6.250%	10/15/32	6,544	6,264
[2,3]	TK Elevator Midco GmbH	4.375%	7/15/27	23,199	26,179
[2]	TK Elevator US Newco Inc.	5.250%	7/15/27	35,331	34,747
[2]	TopBuild Corp.	3.625%	3/15/29	1,940	1,803
[2]	TopBuild Corp.	4.125%	2/15/32	9,025	8,112
	TransDigm Inc.	5.500%	11/15/27	14,745	14,681
[2]	TransDigm Inc.	6.750%	8/15/28	93,905	95,773

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransDigm Inc.	4.625%	1/15/29	7,010	6,740
[2]	TransDigm Inc.	6.375%	3/1/29	80,213	81,780
[2]	TransDigm Inc.	6.875%	12/15/30	41,280	42,533
[2]	TransDigm Inc.	7.125%	12/1/31	37,160	38,640
[2]	TransDigm Inc.	6.625%	3/1/32	26,181	26,819
[2]	TransDigm Inc.	6.000%	1/15/33	13,560	13,531
[2]	Triumph Group Inc.	9.000%	3/15/28	16,275	17,090
[2]	United Airlines Inc.	4.375%	4/15/26	27,710	27,309
[2]	United Airlines Inc.	4.625%	4/15/29	34,594	32,499
	United Rentals North America Inc.	5.500%	5/15/27	19,541	19,525
	United Rentals North America Inc.	4.875%	1/15/28	58,416	57,556
	United Rentals North America Inc.	4.000%	7/15/30	27,117	25,260
	United Rentals North America Inc.	3.875%	2/15/31	16,500	15,089
	United Rentals North America Inc.	3.750%	1/15/32	21,650	19,246
[2]	Waste Pro USA Inc.	7.000%	2/1/33	2,473	2,529
[2]	WESCO Distribution Inc.	6.375%	3/15/29	22,560	22,889
[2]	WESCO Distribution Inc.	6.625%	3/15/32	18,045	18,428
[2]	WESCO Distribution Inc.	6.375%	3/15/33	9,535	9,660
[2]	Williams Scotsman Inc.	4.625%	8/15/28	15,360	14,781
[2]	Williams Scotsman Inc.	6.625%	6/15/29	16,495	16,740
[2]	Williams Scotsman Inc.	7.375%	10/1/31	15,800	16,371
					1,910,303
Materials (10.1%)
[2]	Advanced Drainage Systems Inc.	5.000%	9/30/27	2,435	2,406
[2]	Advanced Drainage Systems Inc.	6.375%	6/15/30	18,336	18,618
[2]	Alumina Pty Ltd.	6.125%	3/15/30	3,495	3,452
[2]	Alumina Pty Ltd.	6.375%	9/15/32	16,815	16,375
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/27	1,893	1,887
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	26,400	24,145
[2]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	52,171	45,309
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	38,325	33,838
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	17,208	7,915
[2]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	48,672	22,382
	ATI Inc.	7.250%	8/15/30	30,100	31,325
[2]	Avient Corp.	7.125%	8/1/30	47,805	48,608
[2]	Avient Corp.	6.250%	11/1/31	6,020	5,951
[2]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	25,430	26,348
[2]	Axalta Coating Systems LLC	3.375%	2/15/29	59,334	55,025
	Ball Corp.	6.875%	3/15/28	24,045	24,651
	Ball Corp.	6.000%	6/15/29	14,450	14,749
	Ball Corp.	2.875%	8/15/30	13,655	12,086
	Ball Corp.	3.125%	9/15/31	375	328
[2]	Berry Global Inc.	4.500%	2/15/26	52,709	52,677
[2]	Berry Global Inc.	5.625%	7/15/27	6,575	6,572
[2]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	20,605	20,734
[2]	Canpack SA / Canpack US LLC	3.125%	11/1/25	8,385	8,219
[2]	Canpack SA / Canpack US LLC	3.875%	11/15/29	12,200	11,173
	Celanese US Holdings LLC	6.500%	4/15/30	29,835	29,130
	Celanese US Holdings LLC	6.750%	4/15/33	51,615	48,405
	Chemours Co.	5.375%	5/15/27	27,490	26,740
[2]	Chemours Co.	5.750%	11/15/28	32,835	29,736
[2]	Chemours Co.	4.625%	11/15/29	38,721	32,421
[2]	Chemours Co.	8.000%	1/15/33	45,680	41,162
[2]	Cleveland-Cliffs Inc.	6.875%	11/1/29	30,440	29,497
[2]	Cleveland-Cliffs Inc.	6.750%	4/15/30	2,910	2,803
[2]	Cleveland-Cliffs Inc.	7.500%	9/15/31	38,198	37,006
[2]	Cleveland-Cliffs Inc.	7.375%	5/1/33	55,553	52,189
[2]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/29	27,900	28,126
[2]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/30	26,170	26,733
[2]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/30	25,560	26,332
[2]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	54,910	56,174
	Commercial Metals Co.	4.125%	1/15/30	8,740	8,225
	Commercial Metals Co.	4.375%	3/15/32	19,045	17,296
[2]	Constellium SE	5.625%	6/15/28	15,529	15,284
[2]	Constellium SE	3.750%	4/15/29	36,000	33,055
[2,3]	Constellium SE	5.375%	8/15/32	14,925	16,624
[2]	Constellium SE	6.375%	8/15/32	7,320	7,203
	Crown Americas LLC	5.250%	4/1/30	9,390	9,379
[2,3]	Crown European Holdings SACA	2.875%	2/1/26	9,075	10,230

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Element Solutions Inc.	3.875%	9/1/28	33,948	32,140
[2]	First Quantum Minerals Ltd.	9.375%	3/1/29	16,175	16,956
[2]	First Quantum Minerals Ltd.	8.625%	6/1/31	7,665	7,767
[2]	First Quantum Minerals Ltd.	8.000%	3/1/33	5,800	5,746
[2]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/30	21,375	21,132
[2]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/31	33,653	30,452
[2]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/32	21,227	20,927
[2]	Graphic Packaging International LLC	4.750%	7/15/27	7,870	7,718
[2]	Graphic Packaging International LLC	3.500%	3/15/28	71,362	67,348
[2]	Graphic Packaging International LLC	3.500%	3/1/29	10,705	9,946
[2]	Graphic Packaging International LLC	3.750%	2/1/30	15,803	14,559
[2]	Graphic Packaging International LLC	6.375%	7/15/32	21,960	22,098
[2]	Hudbay Minerals Inc.	6.125%	4/1/29	30,156	30,054
[2]	Kaiser Aluminum Corp.	4.625%	3/1/28	19,123	18,414
[2]	Magnera Corp.	7.250%	11/15/31	11,200	10,587
[2]	NOVA Chemicals Corp.	5.250%	6/1/27	33,179	32,782
[2]	NOVA Chemicals Corp.	8.500%	11/15/28	12,935	13,622
[2]	NOVA Chemicals Corp.	4.250%	5/15/29	7,480	7,069
[2]	NOVA Chemicals Corp.	9.000%	2/15/30	28,364	30,381
[2]	NOVA Chemicals Corp.	7.000%	12/1/31	15,770	16,313
[2]	Novelis Corp.	3.250%	11/15/26	30,210	29,322
[2]	Novelis Corp.	4.750%	1/30/30	35,021	32,524
[2]	Novelis Corp.	6.875%	1/30/30	15,105	15,325
[2]	Novelis Corp.	3.875%	8/15/31	36,737	31,700
[2]	Olin Corp.	6.625%	4/1/33	8,893	8,441
[2]	Olympus Water US Holding Corp.	4.250%	10/1/28	48,965	45,228
[2]	Olympus Water US Holding Corp.	9.750%	11/15/28	61,095	63,851
[2]	Olympus Water US Holding Corp.	7.250%	6/15/31	78,877	79,009
[2]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	35,665	35,609
[2]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	34,928	34,646
[2]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	46,884	45,842
[2]	Quikrete Holdings Inc.	6.375%	3/1/32	55,504	55,877
[2]	Quikrete Holdings Inc.	6.750%	3/1/33	24,895	24,990
[2]	Sealed Air Corp.	4.000%	12/1/27	6,025	5,817
[2]	Sealed Air Corp.	5.000%	4/15/29	7,674	7,477
[2]	Sealed Air Corp.	6.875%	7/15/33	3,745	3,888
[2]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	14,740	14,836
[2]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	9,415	9,788
[3]	Silgan Holdings Inc.	2.250%	6/1/28	30,295	33,055
[2]	SNF Group SACA	3.125%	3/15/27	21,539	20,507
[2]	SNF Group SACA	3.375%	3/15/30	3,150	2,846
[2]	Standard Building Solutions Inc.	6.500%	8/15/32	8,920	9,036
[2]	Standard Industries Inc.	5.000%	2/15/27	28,605	28,400
[2]	Standard Industries Inc.	4.750%	1/15/28	29,839	29,215
[2]	Standard Industries Inc.	4.375%	7/15/30	47,700	44,441
[2]	Standard Industries Inc.	3.375%	1/15/31	48,750	43,084
[2,3]	Trivium Packaging Finance BV	3.750%	8/15/26	16,095	17,959
[2]	Trivium Packaging Finance BV	5.500%	8/15/26	67,355	66,657
[2]	Trivium Packaging Finance BV	8.500%	8/15/27	8,628	8,533
[2]	Tronox Inc.	4.625%	3/15/29	58,095	47,197
[2]	Windsor Holdings III LLC	8.500%	6/15/30	34,375	36,170
[2]	WR Grace Holdings LLC	5.625%	8/15/29	18,763	16,633
[2]	WR Grace Holdings LLC	7.375%	3/1/31	13,718	13,782
					2,456,219
Real Estate (1.7%)
	Brandywine Operating Partnership LP	3.950%	11/15/27	3,632	3,423
	Brandywine Operating Partnership LP	8.300%	3/15/28	3,160	3,266
	Brandywine Operating Partnership LP	8.875%	4/12/29	6,270	6,586
	Brandywine Operating Partnership LP	4.550%	10/1/29	8,950	8,167
[2]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/31	22,130	23,674
	Hudson Pacific Properties LP	5.950%	2/15/28	13,280	11,092
	Hudson Pacific Properties LP	4.650%	4/1/29	12,010	8,601
	Hudson Pacific Properties LP	3.250%	1/15/30	11,250	7,450
[2]	Iron Mountain Inc.	4.875%	9/15/27	36,420	35,903
[2]	Iron Mountain Inc.	5.250%	3/15/28	910	895
[2]	Iron Mountain Inc.	7.000%	2/15/29	37,900	38,959
[2]	Iron Mountain Inc.	4.875%	9/15/29	58,006	55,918
[2]	Iron Mountain Inc.	5.250%	7/15/30	34,300	33,327
[2]	Iron Mountain Inc.	4.500%	2/15/31	11,180	10,360

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Iron Mountain Inc.	5.625%	7/15/32	14,575	14,162
[2]	Iron Mountain Inc.	6.250%	1/15/33	9,010	8,991
[2]	Iron Mountain Information Management Services Inc.	5.000%	7/15/32	429	401
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/29	4,600	3,505
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	19,245	12,825
[2,3]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/32	4,860	5,584
[2]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	35,810	36,469
[2]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	11,388	11,386
[2]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	3,995	3,934
[2]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	10,325	10,298
	SBA Communications Corp.	3.875%	2/15/27	11,065	10,836
	SBA Communications Corp.	3.125%	2/1/29	10,805	10,008
	Service Properties Trust	5.500%	12/15/27	9,400	8,982
	Service Properties Trust	8.375%	6/15/29	23,253	22,609
[2]	XHR LP	4.875%	6/1/29	5,760	5,434
[2]	XHR LP	6.625%	5/15/30	6,175	6,090
					419,135
Technology (6.7%)
[2]	Amentum Holdings Inc.	7.250%	8/1/32	44,175	44,943
[2]	AthenaHealth Group Inc.	6.500%	2/15/30	92,583	88,539
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	7,624	7,474
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	18,509	17,244
[2]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	4,685	4,027
[2]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	18,459	16,257
[2]	Cloud Software Group Inc.	6.500%	3/31/29	74,431	74,480
[2]	Cloud Software Group Inc.	9.000%	9/30/29	36,725	37,029
[2]	Cloud Software Group Inc.	8.250%	6/30/32	85,656	89,401
[2]	Coherent Corp.	5.000%	12/15/29	51,415	49,310
	Cotiviti Corp.	7.625%	5/1/31	7,752	7,718
[2]	Diebold Nixdorf Inc.	7.750%	3/31/30	5,770	6,012
[2]	Ellucian Holdings Inc.	6.500%	12/1/29	11,875	11,898
[2]	Entegris Inc.	4.375%	4/15/28	52,005	50,277
[2]	Entegris Inc.	4.750%	4/15/29	39,230	38,221
[2]	Entegris Inc.	3.625%	5/1/29	18,735	17,241
[2]	Entegris Inc.	5.950%	6/15/30	8,995	8,955
[2]	Fibercop SpA	6.375%	11/15/33	7,050	6,775
[2]	Fibercop SpA	6.000%	9/30/34	21,092	19,615
[2]	Fibercop SpA	7.200%	7/18/36	27,973	27,315
[2]	Fibercop SpA	7.721%	6/4/38	15,030	14,965
[2]	Fortress Intermediate 3 Inc.	7.500%	6/1/31	43,225	44,231
[2]	Gen Digital Inc.	6.250%	4/1/33	9,380	9,358
[2]	Imola Merger Corp.	4.750%	5/15/29	179,057	171,316
[2]	McAfee Corp.	7.375%	2/15/30	108,051	93,370
[2]	NCR Atleos Corp.	9.500%	4/1/29	45,660	49,168
	Nokia of America Corp.	6.500%	1/15/28	56,315	56,686
	Nokia of America Corp.	6.450%	3/15/29	88,727	86,612
[2]	Open Text Corp.	3.875%	2/15/28	55,222	52,759
[2]	Open Text Corp.	3.875%	12/1/29	51,845	47,827
[2]	Open Text Holdings Inc.	4.125%	2/15/30	50,385	46,605
[2]	Open Text Holdings Inc.	4.125%	12/1/31	21,605	19,314
[2]	Rocket Software Inc.	9.000%	11/28/28	53,930	55,608
[2]	Rocket Software Inc.	6.500%	2/15/29	23,197	22,063
[2]	SS&C Technologies Inc.	5.500%	9/30/27	106,991	106,547
[2]	UKG Inc.	6.875%	2/1/31	93,845	96,619
	Western Digital Corp.	4.750%	2/15/26	6,515	6,467
	Western Digital Corp.	2.850%	2/1/29	3,105	2,834
	X Corp.	9.000%	10/26/29	22,520	21,999
					1,627,079
Utilities (2.0%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	31,702	31,327
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	17,666	16,871
[2]	Calpine Corp.	4.500%	2/15/28	25,100	24,544
[2]	Calpine Corp.	4.625%	2/1/29	9,894	9,559
[2]	Clearway Energy Operating LLC	4.750%	3/15/28	30,596	29,868
[2]	Clearway Energy Operating LLC	3.750%	2/15/31	96,560	86,057
[2]	Clearway Energy Operating LLC	3.750%	1/15/32	15,926	13,813
	Edison International	8.125%	6/15/53	13,050	12,464
	Edison International	7.875%	6/15/54	13,250	12,438
	FirstEnergy Corp.	3.900%	7/15/27	828	819

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	NRG Energy Inc.	5.750%	7/15/29	7,575	7,544
[2]	NRG Energy Inc.	6.250%	11/1/34	10,595	10,573
[2]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	4,535	4,308
[2]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/31	12,970	11,855
[2]	TerraForm Power Operating LLC	5.000%	1/31/28	3,322	3,237
[2]	TerraForm Power Operating LLC	4.750%	1/15/30	4,140	3,896
[2]	Vistra Operations Co. LLC	5.625%	2/15/27	20,315	20,296
[2]	Vistra Operations Co. LLC	4.375%	5/1/29	13,564	13,049
[2]	Vistra Operations Co. LLC	7.750%	10/15/31	20,767	21,964
[2]	Vistra Operations Co. LLC	6.875%	4/15/32	9,005	9,334
[2]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	42,125	40,637
[2]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	5,260	4,975
[2]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/29	45,075	44,679
[2]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	24,610	24,706
[2]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/33	25,260	25,248
					484,061
Total Corporate Bonds (Cost $21,494,135)					21,215,167
Floating Rate Loan Interests (3.5%)
[4]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.072%	9/30/31	4,582	4,578
[4]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.572%	9/29/31	15,790	15,573
[4]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.519%	4/20/28	37,475	36,624
[4]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.672%	8/19/28	15,980	15,453
[4]	Asurion LLC Term Loan B-12, TSFR1M + 4.250%	8.572%	9/19/30	3,861	3,683
[4]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.686%	1/31/28	3,880	3,614
[4]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.000%	7.322%	2/15/29	29,921	29,641
[4]	Barnes Group Inc. Term Loan B, TSFR1M + 3.000%	7.320%	1/27/32	10,680	10,522
[4]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.670%	5/10/27	33,423	32,939
[4]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 6.250%	10.542%	9/25/30	5,605	5,278
[4]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.052%	10/16/31	36,307	36,183
[4]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.299%	1/31/31	12,628	12,605
[4]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.822%	7/1/31	20,345	20,120
[4]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.549%	7/6/29	9,423	7,839
[4]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.322%	8/18/28	9,104	8,853
[4]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.072%	1/28/32	41,415	40,625
[4]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.799%	3/30/29	1,840	1,817
[4]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.077%	3/26/32	13,355	13,063
[4]	Cushman & Wakefield US Borrower LLC Term Loan, TSFR1M + 3.250%	7.572%	1/31/30	13,309	13,309
[4]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.541%	8/2/27	713	713
[4]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.570%	1/18/29	21,206	21,126
[4]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.322%	4/23/31	34,766	33,658
[4]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.500%	6.799%	7/21/28	17,176	17,080
[4]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.500%	6.799%	7/21/28	5,242	5,213
[4]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.750%	8.072%	6/27/31	17,616	17,242
[4]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	5,579	5,537
[4]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.563%	11/4/31	10,419	9,959
[4]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.072%	3/7/32	5,670	5,585
[4]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.322%	2/15/31	26,340	26,169
[4]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.769%	6/20/30	25,727	25,537
[4]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.822%	12/15/27	44,169	43,804
[4]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	9.055%	8/27/29	26,417	23,842
[4]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	8.179%	6/6/31	17,481	16,640
[4]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.319%	3/1/29	35,590	33,218
[4]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.572%	10/23/28	49,611	49,264
[4]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.030%	4/16/29	5,589	5,563
[4]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.548%	8/16/30	15,929	15,863
[4,6]	Opal Bidco SAS	—%	3/31/32	8,390	8,358
[4]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.172%	2/1/28	24,698	22,206
[4]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.572%	2/10/32	13,590	13,310
[4]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.572%	11/19/31	1,946	1,922
[4]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.572%	11/28/28	11	11
[4]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.313%	7/31/31	27,927	27,766
[4]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.299%	9/27/30	32,668	31,528
[4]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.237%	4/30/30	4,930	4,905
[4]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.072%	6/24/31	21,338	21,196
[4]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	7.049%	5/6/31	7,778	7,700
[4]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	18,650	18,557
[4]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.822%	1/30/31	23,859	23,501

Vanguard® High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WH Borrower LLC Term Loan B, TSFR3M + 4.750%	9.072%	2/20/32	940	900
Total Floating Rate Loan Interests (Cost $865,719)					850,192
				Shares
Temporary Cash Investments (2.8%)
Money Market Fund (0.6%)
[7]	Vanguard Market Liquidity Fund	4.350%		1,600,338	160,018
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.1%)
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $72,409, collateralized by U.S. Government Agency Obligations 2.000%–7.500%, 1/1/33–5/1/55, with a value of $73,848)	4.380%	5/1/25	72,400	72,400
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $100,012, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 7/8/25–2/15/49, with a value of $102,000)	4.390%	5/1/25	100,000	100,000
	Credit Agricole Securities (Dated 4/30/25, Repurchase Value $69,608, collateralized by U.S. Treasury Obligations 4.875%, 10/31/28, with a value of $70,992)	4.370%	5/1/25	69,600	69,600
	JP Morgan Securities, LLC (Dated 4/30/25, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.500%–4.125%, 6/15/26–10/31/27, with a value of $51,000)	4.370%	5/1/25	50,000	50,000
	JP Morgan Securities, LLC (Dated 4/30/25, Repurchase Value $106,713, collateralized by U.S. Treasury Obligations 4.625%, 6/30/26, with a value of $108,834)	4.370%	5/1/25	106,700	106,700
	Nomura International plc (Dated 4/30/25, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 5/13/25–5/15/44, with a value of $20,400)	4.360%	5/1/25	20,000	20,000
	RBC Capital Markets LLC (Dated 4/30/25, Repurchase Value $17,302, collateralized by U.S. Treasury Obligations 0.000%, 5/22/25–10/16/25, with a value of $17,646)	4.380%	5/1/25	17,300	17,300
	TD Securities (USA) LLC (Dated 4/30/25, Repurchase Value $66,308, collateralized by U.S. Government Agency Obligations 2.500%, 9/1/51, with a value of $67,626)	4.390%	5/1/25	66,300	66,300
					502,300
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	3.946%–3.996%	4/16/26	15,860	15,288
Total Temporary Cash Investments (Cost $677,594)					677,606
Total Investments (98.7%) (Cost $24,278,555)					23,996,834
Other Assets and Liabilities—Net (1.3%)					314,482
Net Assets (100%)					24,311,316
Cost is in $000.
1	Securities with a value of $33,489 have been segregated as collateral for open forward currency contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $17,738,278, representing 73.0% of net assets.
3	Face amount denominated in euro.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
6	Represents an unsettled loan as of April 30, 2025. The coupon rate is not known until the settlement date.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Vanguard® High-Yield Corporate Fund
Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Raven Acquisition Holdings LLC	138	136	—	(2)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	3,707	771,606	6,241
5-Year U.S. Treasury Note	June 2025	6,623	723,201	12,729
10-Year U.S. Treasury Note	June 2025	2,193	246,096	5,236
Long U.S. Treasury Bond	June 2025	722	84,203	408
Ultra 10-Year U.S. Treasury Note	June 2025	1,496	171,643	2,587
Ultra Long U.S. Treasury Bond	June 2025	117	14,161	(15)
				27,186

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(856)	(93,471)	(584)
10 Year U.S. Treasury Note	June 2025	(162)	(18,179)	(192)
Euro-Bobl	June 2025	(1,260)	(170,759)	(1,714)
Euro-Schatz	June 2025	(1,264)	(154,032)	(814)
Long U.S. Treasury Bond	June 2025	(26)	(3,032)	(16)
Ultra Long U.S. Treasury Bond	June 2025	(83)	(10,046)	118
				(3,202)
				23,984

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	5/30/25	USD	957	CAD	1,325	—	(6)
Deutsche Bank AG	5/30/25	USD	603,825	EUR	529,180	3,221	—
JPMorgan Chase Bank, N.A.	5/30/25	USD	15,268	EUR	13,444	10	—
Barclays Bank plc	5/30/25	USD	5,479	GBP	4,120	—	(12)
						3,231	(18)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $408 in connection with open forward currency contracts.

Vanguard® High-Yield Corporate Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/30	USD	967,050	5.000	38,874	8,495
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty

Vanguard® High-Yield Corporate Fund
may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,253,869	—	1,253,869
Corporate Bonds	—	21,215,167	—	21,215,167
Floating Rate Loan Interests	—	850,192	—	850,192
Temporary Cash Investments	160,018	517,588	—	677,606
Total	160,018	23,836,816	—	23,996,834
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	(2)	—	(2)
Derivative Financial Instruments
Assets
Futures Contracts[1]	27,319	—	—	27,319
Forward Currency Contracts	—	3,231	—	3,231
Swap Contracts	8,495[1]	—	—	8,495
Total	35,814	3,231	—	39,045
Liabilities
Futures Contracts[1]	(3,335)	—	—	(3,335)
Forward Currency Contracts	—	(18)	—	(18)
Total	(3,335)	(18)	—	(3,353)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.